Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Apr. 30, 2010 Employee Stock Purchase Plan	Dec. 31, 2011 Employee Stock Purchase Plan	Dec. 31, 2010 Employee Stock Purchase Plan
Defined Benefit Plan Disclosure [Line Items]
Compensation expense associated with the Company's matching plan	$ 85,000	$ 68,000	$ 70,000
Annual discretionary profit-sharing contribution	0	0	0
Purchase price of stock under ESPP as a percentage of fair market value of common stock				85.00%	85.00%	85.00%
Percentage of eligible compensation that may be contributed towards ESPP				15.00%
Maximum number of shares of common stock a participant may purchase per purchase period				2,500
Maximum value of shares of common stock a participant may purchase in any calender year				25,000
Common stock, available for sale under employee stock purchase plan					494,422
Common shares acquired through employee stock purchase plan					21,910	8,246
Additional shares that became available for future issuance under the Purchase Plan					21,910	8,246
Compensation expense recorded in connection with the Purchase Plan					$ 66,000	$ 43,000